PROVISIONS - Environmental Rehabilitation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of other provisions [line items]
Provisions, noncurrent	$ 2,211	$ 2,768
Environmental rehabilitation
Disclosure of other provisions [line items]
Environmental rehabilitation, beginning balance	2,725	3,081
Environmental rehabilitation, ending balance	2,204	2,725
Current provisions	(191)	(166)
Provisions, noncurrent	2,013	2,559
Operating segments [member] | Environmental rehabilitation
Disclosure of other provisions [line items]
Other increase (decrease) due to revisions	(317)	(42)
Cash payments	(43)	(44)
Settlement gains	3	2
Accretion	43	30
Other items not allocated to segments | Environmental rehabilitation
Disclosure of other provisions [line items]
PERs divested during the year	0	(265)
Other increase (decrease) due to revisions	(117)	44
Cash payments	(102)	(89)
Settlement gains	5	6
Accretion	$ 23	$ 18